Expense Example - Nuveen Oregon Intermediate Municipal Bond Fund	Sep. 30, 2020 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 380
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	736
Expense Example, with Redemption, 10 Years	1,272
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
Class C2
Expense Example:
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	$ 1,911